Shareholder Fees {- Strategic Advisers Fidelity International Fund}	Apr. 29, 2021 USD ($)
02.28 Strategic Advisers Fidelity International Fund PRO-09 | Strategic Advisers Fidelity International Fund
Shareholder Fees:
(fees paid directly from your investment)	none